Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
Sales to related parties	$ 160,009,293	$ 209,981,306	$ 170,911,999
Longrich Group [Member]
Related Party Transactions [Line Items]
Operating lease agreement, description	the Company had five leases from its related party, subsidiaries of Longrich Group, which are controlled by a major shareholder of the Company.
Sales to related parties	$ 34,258,761	44,886,549	73,876,430
Majority Shareholder [Member]
Related Party Transactions [Line Items]
Sales to related parties	6,853	160,055	$ 1,521,566
Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties account amounted	528,472	178,816
Accounts payable	194,818	1,806,352
Accounts receivable	$ 47,040	$ 285,530